Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Capital Stock and Changes in Capital Accounts [Abstract]
Summary of Series C Preferred Stock Awards
Summary of Series C Preferred Stock awards

Issuance date	Series C shares awarded/issued	Fair value of award	Vesting period	Valuation method used	Discount factor applied	Risk free rate applied	Beta applied	Equity market average return applied
15 April 2022	1,982	$1,590	2 years	Dividends’ Present value (1) plus liquidation proceeds	12.7%	1.0%	1.3	10.0%
7 March 2023	3,332	$2,679	2 years	Dividends’ Present value (1) plus liquidation proceeds	12.5%	3.4%	1.3	10.4%
21 February 2024	3,332	$2,800	2 years	Dividends’ Present value (2) plus liquidation proceeds	9.3%	4.25%	0.8	10.5%

(1)	Assuming the shares are held until the end of the vessels’ useful life
(2)	Assuming the shares are held in perpetuity

Movement of Series C Preferred Stock Awards
Movement of Series C Preferred Stock awards

	Number of shares of Series C Preferred Stock	Weighted average grant-date fair value
Unvested as of December 31, 2023	4,323	$793
Granted	3,332	840
Vested	(2,657)	786
Unvested as of December 31, 2024	4,998	$828